UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

2 Bethesda Metro Center
Suite 1330
Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Noah Hamman
2 Bethesda Metro Center
Suite 1330
Bethesda, MD 20814

(Name and address of agent for service)

Registrant's telephone number, including area code:	1 (877) 843-3831

Date of fiscal year end:	June 30, 2012

Date of reporting period:	September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ADVISORSHARES TRUST
DENT TACTICAL ETF

Schedule of Investments
September 30, 2011 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–33.1%
Equity Fund–16.8%
PowerShares DB US Dollar Index Bullish Fund *	116,400	$2,596,884
Debt Fund-16.3%
iShares Barclays US TIPS Bond Fund	22,000	2,514,600
Total Exchange Traded Funds (Cost $5,093,827)		5,111,484

MONEY MARKET FUND–67.1%
Goldman Sachs Money Market (Cost $10,355,448)	10,355,448	10,355,448
Total Investments–100.2% (Cost $15,449,275)		15,466,932
Liabilities in Excess of Other Assets–(0.2%)		(31,554)
Net Assets–100.0%		$15,435,378

*              -  Non-income producing security
TIPS       -   Treasury Inflation Protected Security

ADVISORSHARES TRUST MARS HILL GLOBAL RELATIVE VALUE ETF

Schedule of Investments
September 30, 2011 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–82.5%
Equity Funds–82.5%
Financial Select Sector SPDR Fund	15,212	$179,958
Global X Norway Norway ETF	4,721	55,849
Health Care Select Sector SPDR Fund	11,163	354,090
iShares FTSE/Xinhua China 25 Index Fund	10,698	329,819
iShares MSCI Brazil Index Fund	4,136	215,238
iShares MSCI Canada Index Fund	5,628	143,458
iShares MSCI Emerging Markets Index Fund	34,763	1,219,138
iShares MSCI Malaysia Index Fund	8,355	102,015
iShares MSCI South Korea Index Fund	5,862	272,993
iShares MSCI Thailand Investable Market Fund	1,314	69,957
JPMorgan Alerian MLP Index ETN	3,902	132,863
Market Vectors Brazil Small-Cap ETF	2,070	81,144
Market Vectors Coal ETF	2,007	60,933
Market Vectors Gold Miners ETF	1,263	69,705
Market Vectors Indonesia Index ETF	2,638	66,741
Market Vectors Russia ETF	7,509	189,978
SPDR S&P Oil & Gas Equipment & Services ETF	2,336	66,226
Technology Select Sector SPDR Fund	13,810	325,502
Utilities Select Sector SPDR Fund	4,025	135,401
Total Equity Funds		4,071,008
Total Exchange Traded Funds (Cost $4,949,002)		4,071,008
Total Investments Before Securities Sold, Not Yet Purchased (Cost $4,949,002)		4,071,008

Investments	Shares	Value
Securities Sold, Not Yet Purchased - (60.1) %
Equity Funds–(60.1) %
Consumer Discretionary Select Sector SPDR Fund	15,184	$(530,225)
Consumer Staples Select Sector SPDR Fund	6,773	(201,158)
Industrial Select Sector SPDR Fund	14,253	(416,330)
iShares Dow Jones US Telecommunications Sector Index Fund	5,342	(108,923)
iShares MSCI France Index Fund	23,091	(439,884)
iShares MSCI Germany Index Fund	15,962	(291,945)
iShares MSCI Japan Index Fund	78,218	(739,942)
iShares MSCI Netherlands Investable Market Index Fund	3,804	(62,348)
iShares MSCI Switzerland Index Fund	5,218	(113,022)
Materials Select Sector SPDR Fund	2,066	(60,575)
Total Equity Funds		(2,964,352)
Total Securities Sold, Not Yet Purchased (Proceeds Received $-3,180,278)		(2,964,352)

Total Investments Net of Securities Sold, Not Yet Purchased-22.4% (Cost $1,768,724)		1,106,656
Other Assets in Excess of Liabilities–77.6%		3,827,612
Net Assets–100.0%		$4,934,268

ETF	Exchange Traded Fund
ETN	Exchange Traded Note

ADVISORSHARES TRUST Mars Hill Global Relative Value ETF
Short Swap Contracts
September 30, 2011 (Unaudited)

Reference		Number of	Termination	Notional	Market	Unrealized
Entity	Counterparty	Contracts	Date	Amounts	Value	Gain/(Loss)

iShares MSCI EUR Financials Sector Index Fund	Morgan Stanley	45,553	07/12/2012	$953,836	$755,179	$198,657

iShares MSCI Italy Index Fund	Morgan Stanley	35,983	07/12/2012	584,499	595,618	(11,119)

iShares MSCI Spain Index Fund	Morgan Stanley	15,569	07/12/2012	560,197	620,628	(60,431)
						$127,107

ADVISORSHARES TRUST CAMBRIA GLOBAL TACTICAL ETF

Schedule of Investments
September 30, 2011 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–93.2%
Asset Allocation Fund–4.8%
PowerShares DB US Dollar Index Bullish Fund*	354,834	$7,916,347
Commodity Fund–2.4%
PowerShares DB Precious Metals Fund*	70,619	3,988,561
Currency Fund–1.1%
CurrencyShares Japanese Yen Trust*	14,560	1,860,768
Debt Funds–76.9%
iShares Barclays 1-3 Year Treasury Bond Fund	290,228	24,544,582
iShares Barclays 3-7 Year Treasury Bond Fund	201,814	24,516,365
iShares Barclays 7-10 Year Treasury Bond Fund	18,913	1,987,189
iShares Barclays Aggregate Bond Fund	17,145	1,887,836
iShares Barclays MBS Bond Fund	16,465	1,781,348
iShares Barclays US TIPS Bond Fund	16,094	1,839,544
iShares iBoxx $ Investment Grade Corporate Bond Fund	16,828	1,890,457
PIMCO Enhanced Short Maturity Strategy Fund	219,957	22,088,082
PowerShares Emerging Markets Sovereign Debt Portfolio	37,993	993,137
SPDR Barclays Capital International Treasury Bond ETF	33,248	1,998,537
Vanguard Short-Term Bond ETF	271,430	22,099,831
Vanguard Total Bond Market ETF	264,054	22,111,882
Total Debt Funds		127,738,790
Equity Funds–8.0%
Consumer Staples Select Sector SPDR Fund	88,373	2,624,678
Health Care Select Sector SPDR Fund	104,163	3,304,051
Market Vectors Gold Miners ETF	69,757	3,849,889
Technology Select Sector SPDR Fund	13,616	320,929
Utilities Select Sector SPDR Fund	93,408	3,142,245
Total Equity Funds		13,241,792
Total Exchange Traded Funds (Cost $154,163,160)		154,746,258

Investments	Shares	Value
MONEY MARKET FUND–8.0%
Invesco Government & Agency (Cost $13,322,101)	13,322,101	$13,322,101
Total Investments- 101.2% (Cost $167,485,261)		168,068,359
Liabilities in Excess of Other Assets–(1.2%)		(1,928,945)
Net Assets–100.0%		$166,139,414

*	- Non-income producing security
ETF	- Exchange Traded Fund

ADVISORSHARES TRUST WCM/BNYMELLON FOCUSED GROWTH ADR ETF

Schedule of Investments
September 30, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–93.6%
Beverages–7.2%
Companhia de Bebidas das Americas (Brazil) (a)	7,212	$221,048
Coca-Cola Enterprises, Inc.	6,658	165,651
Coca-Cola Femsa, SAB de CV (Mexico) (a)	2,494	221,293
Total Beverages		607,992
Biotechnology–4.5%
Novozymes A/S (Denmark) (a)	2,672	381,401
Chemicals–4.3%
Potash Corp. of Saskatchewan, Inc., Class W (Canada)	8,424	364,085
Commercial Services–3.7%
Sgs SA (Switzerland) (a)	20,345	308,227
Computers–3.3%
Infosys Ltd. (India) (a)	5,368	274,144
Cosmetics / Personal Care–4.5%
L'Oreal SA (France) (a)	19,416	378,612
Distribution / Wholesale–5.6%
LI & Fung Ltd. (Hong Kong) (a)	139,388	472,525
Diversified Financial Services–2.0%
Lazard Ltd., Class A (Bermuda)	7,812	164,833
Engineering & Construction–3.3%
ABB Ltd.* (Switzerland) (a)	16,427	280,573
Food–4.2%
Nestle SA (Switzerland) (a)	6,352	349,995
Holding Companies - Diversified–2.2%
LVMH Moet Hennessy Louis Vuitton SA (France) (a)	7,010	185,975
Insurance–4.7%
ACE Ltd. (Switzerland)	6,507	394,324
Internet–3.7%
Baidu, Inc. * (China) (a)	2,916	311,750
Machinery - Diversified–2.7%
Fanuc Corp. (Japan) (a)	9,579	221,946

Investments	Shares	Value
Oil & Gas Services–3.9%
Core Laboratories N.V.(Netherlands)	3,621	$325,274
Pharmaceuticals–11.3%
Novartis AG (Switzerland) (a)	5,639	314,487
NOVO Nordisk A/S (Denmark) (a)	3,408	339,164
Teva Pharmaceutical Industries Ltd. (Israel) (a)	7,884	293,443
Total Pharmaceuticals		947,094
Retail–12.1%
Arcos Dorados Holdings, Inc., Class A (Argentina)	18,945	439,335
CIE Financiere Richemont SA (Switzerland) (a)	46,082	203,682
Wal-Mart de Mexico SAB de CV (Mexico) (a)	16,090	370,875
Total Retail		1,013,892
Semiconductors–6.8%
Arm Holdings PLC (United Kingdom) (a)	7,592	193,596
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (a)	33,031	377,544
Total Semiconductors		571,140
Transportation–3.6%
Canadian National Railway Co. (Canada)	4,571	304,337
Total Common Stocks (Cost $8,707,362)		7,858,119

MONEY MARKET FUND–5.7%
Invesco Government & Agency (Cost $481,849)	481,849	481,849
Total Investments–99.3% (Cost $9,189,211)		8,339,968
Other Assets in Excess of Liabilities–0.7%		55,617
Net Assets–100.0%		$8,395,585

(a)	American Depositary Receipt
*	Non - Income Producing Security

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments

September 30, 2011 (Unaudited)
Investments	Shares	Value
CORPORATE BONDS–84.9%
Advertising–3.0%
Affinion Group, Inc., 7.88%, 12/15/18	1,805,000	$1,398,875
Sitel LLC, 11.50%, 04/01/18	495,000	393,525
Total Advertising		1,792,400
Aerospace/Defense–1.5%
Ducommun, Inc., 9.75%, 07/15/18‡	900,000	904,500
Apparel–2.1%
Unifi, Inc., 11.50%, 05/15/14	1,231,000	1,252,543
Auto Parts & Equipment–2.2%
Stanadyne Corp., Series 1, 10.00%, 08/15/14	1,402,000	1,324,890
Beverages–2.6%
CEDC Finance Corp. International, Inc., 9.13%, 12/01/16‡	2,150,000	1,558,750
Chemicals–2.2%
Phibro Animal Health Corp., 9.25%, 07/01/18‡	1,305,000	1,282,163
Commercial Services–6.0%
Carriage Services, Inc., 7.88%, 01/15/15	1,190,000	1,172,150
DynCorp International, Inc., 10.38%, 07/01/17	1,440,000	1,263,600
Valassis Communications, Inc., 6.63%, 02/01/21	1,175,000	1,104,500
Total Commercial Services		3,540,250
Computers–3.9%
Stream Global Services, Inc., 11.25%, 10/01/14	1,313,000	1,349,107
Unisys Corp., 12.50%, 01/15/16	900,000	963,000
Total Computers		2,312,107
Distribution / Wholesale–4.0%
SGS International, Inc., 12.00%, 12/15/13	2,326,000	2,331,815
Electronics–3.0%
Sanmina-SCI Corp., 7.00%, 05/15/19‡	2,000,000	1,770,000
Entertainment–2.0%
Lions Gate Entertainment, Inc., 10.25%, 11/01/16‡	1,200,000	1,158,000
Food–9.0%
Chiquita Brands International, Inc., 7.50%, 11/01/14	1,000,000	992,500
Dean Foods Co., 9.75%, 12/15/18	1,300,000	1,322,750

Investments	Shares	Value
Food–9.0% (continued)
Harmony Foods Corp., 10.00%, 05/01/16‡	1,315,000	$1,315,000
Supervalu, Inc., 8.00%, 05/01/16	1,750,000	1,662,500
Total Food		5,292,750
Forest Products & Paper–2.1%
Exopack Holding Corp., 10.00%, 06/01/18‡	1,300,000	1,222,000
Healthcare - Products–5.1%
Merge Healthcare, Inc., 11.75%, 05/01/15	650,000	663,000
Merge Healthcare, Inc., 11.75%, 05/01/15‡	500,000	510,000
Rotech Healthcare, Inc., 10.50%, 03/15/18	1,625,000	1,320,312
Rotech Healthcare, Inc., 10.75%, 10/15/15	500,000	505,000
Total Healthcare - Products		2,998,312
Healthcare - Services–7.8%
Alliance Healthcare Services, Inc., 8.00%, 12/01/16	1,460,000	1,146,100
Radiation Therapy Services, Inc., 9.88%, 04/15/17	1,090,000	934,675
Radnet Management, Inc., 10.38%, 04/01/18	1,455,000	1,353,150
Select Medical Corp., 7.63%, 02/01/15	1,300,000	1,132,625
Total Healthcare - Services		4,566,550
Leisure Time–2.3%
ICON Health & Fitness, 11.88%, 10/15/16‡	1,450,000	1,326,750
Miscellaneous Manufacturing–4.9%
Harland Clarke Holdings Corp., 9.50%, 05/15/15	2,255,000	1,679,975
J.B. Poindexter & Co., 8.75%, 03/15/14	1,190,000	1,178,100
Total Miscellaneous Manufacturing		2,858,075
Oil & Gas–2.2%
United Refining Co., 10.50%, 02/28/18	1,375,000	1,299,375
Packaging & Containers–2.9%
AEP Industries, Inc., 8.25%, 04/15/19	1,800,000	1,705,500
Pharmaceuticals–2.3%
Bioscrip, Inc., 10.25%, 10/01/15	1,365,000	1,371,825
Retail–3.6%
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/19‡	1,460,000	1,248,300
Collective Brands, Inc., 8.25%, 08/01/13	848,000	848,000
Total Retail		2,096,300
Semiconductors–1.9%
Amkor Technology, Inc., 7.38%, 05/01/18	1,150,000	1,115,500
Storage / Warehousing–1.5%
Niska Gas Storage US/Can, 8.88%, 03/15/18	873,000	868,635

Investments	Shares	Value
Telecommunications–4.8%
Level 3 Financing, Inc., 9.25%, 11/01/14	1,622,000	$1,609,835
Syniverse Holdings, Inc., 9.13%, 01/15/19	1,250,000	1,231,250
Total Telecommunications		2,841,085
Transportation–2.0%
PHI, Inc., 8.63%, 10/15/18	1,200,000	1,188,000
Total CORPORATE BONDS (Cost $53,967,641)		49,978,075
FOREIGN BONDS–8.3%
Airlines–2.6%
Air Canada, 12.00%, 02/01/16 (Canada)‡	1,625,000	1,527,500
Oil & Gas–1.9%
Connacher Oil And Gas Ltd., 8.50%, 08/01/19 (Canada)‡	1,425,000	1,104,375
Pharmaceuticals–1.8%
Elan Finance PLC, 8.75%, 10/15/16 (Ireland)	1,010,000	1,050,400
Transportation–2.0%
Navios Maritime Holdings, Inc., 8.13%, 02/15/19 (Marshall Islands	1,450,000	1,218,000
Total FOREIGN BONDS (Cost $5,552,302)		4,900,275
MONEY MARKET FUND–4.0%
BlackRock Liquidity TempFund (Cost $2,335,977)	2,335,977	2,335,977
Total Investments–97.2% (Cost $61,855,920)		57,214,327
Other Assets in Excess of Liabilities–2.8%		1,630,353
Net Assets–100.0%		$58,844,680

1
‡
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, 144A securities are deemed to be liquid.

ADVISORSHARES TRUST
ACTIVE BEAR ETF

Schedule of Investments
September 30, 2011 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND–47.5%
Fidelity Government (Cost $45,540,612)	45,540,612	$45,540,612
Total Investments Before Securities Sold, Not Yet Purchased (Cost $45,540,612)		45,540,612

Securities Sold, Not Yet Purchased —79.2%
Common Stocks—79.2%
Aerospace/Defense—2.4%
Rockwell Collins, Inc.	43,639	(2,302,394)
Apparel—9.7%
Hanesbrands, Inc.*	99,400	(2,485,994)
Maidenform Brands, Inc.*	94,000	(2,200,540)
Steven Madden Ltd.*	79,300	(2,386,930)
Under Armour, Inc., Class A*	15,800	(1,049,278)
Wolverine World Wide, Inc.	35,000	(1,163,750)
Total Apparel.		(9,286,492)
Auto Parts & Equipment—1.4%
Goodyear Tire & Rubber Co. (The)*	134,500	(1,357,105)
Banks—6.3%
BancorpSouth, Inc.	217,700	(1,911,406)
Capital One Financial Corp.	66,713	(2,643,836)
Citigroup, Inc.	59,100	(1,514,142)
Total Banks.		(6,069,384)
Beverages—0.9%
Green Mountain Coffee Roasters, Inc.*	9,000	(836,460)
Biotechnology—4.0%
Life Technologies Corp.*	59,000	(2,267,370)
Medicines Co. *	108,200	(1,610,016)
Total Biotechnology		(3,877,386)
Building Materials—1.7%
Lennox International, Inc.	64,500	(1,662,810)

Investments	Shares	Value
Commercial Services—3.5%
Accretive Health, Inc.*	93,800	(1,991,374)
Lender Processing Services, Inc.	95,900	$(1,312,871)
Total Commercial Services		(3,304,245)
Computers—1.5%
3 Systems Corp.*	102,000	(1,426,980)
Distribution / Wholesale—4.3%
Fossil, Inc.*	29,100	(2,358,846)
United Stationers, Inc.	64,785	(1,765,391)
Total Distribution / Wholesale		(4,124,237)
Electronics—1.0%
Jabil Circuit, Inc.	51,470	(915,651)
Energy - Alternate Sources—1.1%
First Solar, Inc.*	17,100	(1,080,891)
Engineering & Construction—1.6%
Aecom Technology Corp.*	86,800	(1,533,756)
Food—2.7%
Sara Lee Corp.	157,500	(2,575,125)
Healthcare - Products—4.8%
Hologic, Inc.*	80,000	(1,216,800)
Hospira, Inc.*	43,600	(1,613,200)
Steris Corp.	60,200	(1,762,054)
Total Healthcare - Products		(4,592,054)
Healthcare - Services—1.4%
Icon PLC * (a)	83,500	(1,342,680)
Home Furnishings—2.2%
Whirlpool Corp.	42,300	(2,111,193)
Household Products / Wares—1.3%
Jarden Corp.	43,500	(1,229,310)
Internet—7.7%
Constant Contact, Inc.*	183,700	(3,176,173)
Kit Digital, Inc.*	271,200	(2,278,080)
Opentable, Inc.*	41,400	(1,904,814)
Total Internet		(7,359,067)
Machinery - Diversified—1.4%
Middleby Corp.*	19,500	(1,373,970)
Miscellaneous Manufacturing—1.3%
Trinity Industries, Inc.	59,500	(1,273,895)

Investments	Shares	Value
Retail—4.0%
Advance Auto Parts, Inc.	28,600	(1,661,660)
Best Buy Co., Inc.	92,746	(2,160,982)
Total Retail		(3,822,642)
Software—10.4%
Concur Technologies, Inc.*	58,100	$(2,162,482)
Ebix, Inc.*	174,100	(2,559,270)
JDA Software Group, Inc.*	108,300	(2,538,552)
Medidata Solutions, Inc.*	166,200	(2,732,328)
Total Software		(9,992,632)
Textiles—2.6%
Mohawk Industries, Inc.*	57,050	(2,448,016)

Total Securities Sold, Not Yet Purchased (Proceeds Received $-80,833,556)		(75,898,375)
Total Investments —31.7% (Cost $-35,292,944)		(30,357,763)
Other Assets in Excess of Liabilities–131.7%		126,145,146
Net Assets–100.0%		$95,787,383

*	Non – income producing security
(a)	American Depositary Receipt

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

September 30, 2011 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–97.4%
Advertising–0.4%
Interpublic Group of Cos., Inc. (The)	3,480	$25,056
Omnicom Group, Inc.	600	22,104
Total Advertising		47,160
Aerospace/Defense–2.1%
Boeing Co. (The)	288	17,427
General Dynamics Corp.	600	34,134
Goodrich Corp.	336	40,549
L-3 Communications Holdings, Inc.	456	28,258
Lockheed Martin Corp.	480	34,867
Northrop Grumman Corp.	576	30,044
Raytheon Co.	840	34,331
Rockwell Collins, Inc.	384	20,260
United Technologies Corp.	408	28,707
Total Aerospace/Defense		268,577
Agriculture–1.0%
Altria Group, Inc.	792	21,234
Archer-Daniels-Midland Co.	1,608	39,894
Lorillard, Inc.	216	23,911
Philip Morris International, Inc.	360	22,457
Reynolds American, Inc.	528	19,789
Total Agriculture		127,285
Airlines–0.2%
Delta Air Lines, Inc.*	1,584	11,880
Southwest Airlines Co.	1,296	10,420
United Continental Holdings, Inc.*	334	6,473
Total Airlines		28,773
Apparel–1.1%
Coach, Inc.	552	28,610
Nike, Inc., Class B	408	34,888
Ralph Lauren Corp.	264	34,241
VF Corp.	360	43,747
Total Apparel		141,486

Investments	Shares	Value
Auto Manufacturers–0.8%
Ford Motor Co.*	3,842	$37,152
General Motors Co.*	1,920	38,745
PACCAR, Inc.	624	21,104
Total Auto Manufacturers		97,001
Auto Parts & Equipment–0.9%
BorgWarner, Inc.*	792	47,940
Johnson Controls, Inc.	1,464	38,606
TRW Automotive Holdings Corp.*	792	25,922
Total Auto Parts & Equipment		112,468
Banks–4.6%
Bank of America Corp.	5,066	31,004
Bank of New York Mellon Corp. (The)	1,848	34,354
BB&T Corp.	1,176	25,084
Capital One Financial Corp.	960	38,045
CIT Group, Inc.*	264	8,018
Citigroup, Inc.	1,440	36,893
Comerica, Inc.	1,224	28,115
Fifth Third Bancorp	3,578	36,138
Goldman Sachs Group, Inc. (The)	384	36,307
Huntington Bancshares, Inc.	7,610	36,528
JPMorgan Chase & Co.	1,032	31,084
KeyCorp	5,042	29,899
M&T Bank Corp.	384	26,842
Morgan Stanley	1,752	23,652
Northern Trust Corp.	576	20,148
PNC Financial Services Group, Inc.	552	26,601
Regions Financial Corp.	1,728	5,754
State Street Corp.	1,080	34,733
SunTrust Banks, Inc.	552	9,908
US Bancorp	1,128	26,553
Wells Fargo & Co.	1,848	44,574
Total Banks		590,234
Beverages–1.5%
Brown-Forman Corp., Class B	360	25,250
Coca-Cola Co. (The)	312	21,079
Coca-Cola Enterprises, Inc.	1,008	25,079
Dr Pepper Snapple Group, Inc.	600	23,268
Green Mountain Coffee Roasters, Inc.*	336	31,228
Hansen Natural Corp.*	336	29,329

Investments	Shares	Value
Beverages–1.5% (continued)
Molson Coors Brewing Co., Class B	600	$23,766
PepsiCo, Inc.	240	14,856
Total Beverages		193,855
Biotechnology–2.2%
Alexion Pharmaceuticals, Inc.*	936	59,960
Amgen, Inc. *	552	30,332
Biogen Idec, Inc.*	240	22,356
Celgene Corp.*	936	57,957
Gilead Sciences, Inc.*	1,392	54,010
Illumina, Inc.*	264	10,803
Life Technologies Corp.*	768	29,514
Vertex Pharmaceuticals, Inc.*	216	9,621
Total Biotechnology		274,553
Chemicals–2.8%
Air Products & Chemicals, Inc.	384	29,326
Albemarle Corp.	672	27,149
Celanese Corp., Series A	648	21,079
CF Industries Holdings, Inc.	288	35,536
Dow Chemical Co. (The)	624	14,015
Eastman Chemical Co.	360	24,671
Ecolab, Inc.	432	21,121
EI du Pont de Nemours & Co.	720	28,778
FMC Corp.	408	28,217
Monsanto Co.	432	25,937
Mosaic Co. (The)	96	4,701
PPG Industries, Inc.	432	30,525
Praxair, Inc.	264	24,679
Sherwin-Williams Co. (The)	312	23,188
Sigma-Aldrich Corp.	264	16,313
Total Chemicals		355,235
Coal–0.6%
Alpha Natural Resources, Inc.*	1,104	19,530
Consol Energy, Inc.	528	17,915
Peabody Energy Corp.	312	10,570
Walter Energy, Inc.	504	30,245
Total Coal		78,260
Commercial Services–2.3%
Apollo Group, Inc., Class A*	456	18,062
Automatic Data Processing, Inc.	384	18,105

Investments	Shares	Value
Commercial Services–2.3% (continued)
Iron Mountain, Inc.	648	$20,490
Mastercard, Inc., Class A	192	60,895
Moody's Corp.	600	18,270
Paychex, Inc.	672	17,721
SAIC, Inc.*	2,256	26,643
Verisk Analytics, Inc., Class A*	744	25,869
Visa, Inc., Class A	696	59,661
Western Union Co. (The)	2,040	31,192
Total Commercial Services		296,908
Computers–3.1%
Apple, Inc.*	168	64,038
Cognizant Technology Solutions Corp., Class A*	504	31,601
Computer Sciences Corp.	1,104	29,643
Dell, Inc.*	1,728	24,451
EMC Corp.*	1,272	26,699
Hewlett-Packard Co.	1,320	29,634
IHS, Inc., Class A*	312	23,341
International Business Machines Corp.	240	42,007
NetApp, Inc.*	792	26,881
SanDisk Corp.*	1,200	48,420
Teradata Corp.*	336	17,986
Western Digital Corp.*	1,128	29,012
Total Computers		393,713
Cosmetics/Personal Care–0.6%
Avon Products, Inc.	1,272	24,931
Colgate-Palmolive Co.	216	19,155
Estee Lauder Cos., Inc. (The), Class A	192	16,865
Procter & Gamble Co. (The)	336	21,229
Total Cosmetics/Personal Care		82,180
Distribution/Wholesale–0.9%
Fastenal Co.	816	27,156
Fossil, Inc.*	312	25,291
Genuine Parts Co.	576	29,261
WW Grainger, Inc.	240	35,890
Total Distribution/Wholesale		117,598
Diversified Financial Services–3.0%
American Express Co.	672	30,173
Ameriprise Financial, Inc.	912	35,896
BlackRock, Inc.	240	35,522

Investments	Shares	Value
Diversified Financial Services–3.0% (continued)
Charles Schwab Corp. (The)	3,096	$34,892
CME Group, Inc., Class A	144	35,482
Discover Financial Services	1,392	31,933
Franklin Resources, Inc.	264	25,249
IntercontinentalExchange, Inc.*	312	36,897
NYSE Euronext	936	21,753
SLM Corp.	3,192	39,740
T Rowe Price Group, Inc.	552	26,369
TD Ameritrade Holding Corp.	2,112	31,057
Total Diversified Financial Services		384,963
Electric–2.2%
AES Corp. (The)*	960	9,370
American Electric Power Co., Inc.	264	10,037
Calpine Corp.*	1,584	22,303
Consolidated Edison, Inc.	216	12,316
Constellation Energy Group, Inc.	288	10,961
Dominion Resources, Inc.	240	12,185
DTE Energy Co.	312	15,294
Duke Energy Corp.	600	11,994
Edison International	192	7,344
Entergy Corp.	120	7,955
FirstEnergy Corp.	168	7,545
NextEra Energy, Inc.	264	14,261
Northeast Utilities	528	17,767
NRG Energy, Inc.*	720	15,271
PG&E Corp.	336	14,216
PPL Corp.	384	10,959
Progress Energy, Inc.	264	13,654
Public Service Enterprise Group, Inc.	384	12,814
Southern Co.	312	13,220
Wisconsin Energy Corp.	576	18,023
Xcel Energy, Inc.	624	15,407
Total Electric		272,896
Electrical Components & Equipment–0.5%
AMETEK, Inc.	744	24,529
Emerson Electric Co.	864	35,692
Total Electrical Components & Equipment		60,221
Electronics–0.9%
Agilent Technologies, Inc.*	936	29,250

Investments	Shares	Value
Electronics–0.9% (continued)
Amphenol Corp., Class A	816	$33,268
Thermo Fisher Scientific, Inc.*	672	34,030
Waters Corp.*	312	23,553
Total Electronics		120,101
Energy - Alternate Sources–0.2%
First Solar, Inc.*	456	28,824
Engineering & Construction–0.3%
Fluor Corp.	360	16,758
KBR, Inc.	672	15,879
Total Engineering & Construction		32,637
Environmental Control–0.5%
Republic Services, Inc.	936	26,264
Stericycle, Inc.*	216	17,435
Waste Management, Inc.	696	22,662
Total Environmental Control		66,361
Food–2.5%
Campbell Soup Co.	480	15,538
ConAgra Foods, Inc.	648	15,694
General Mills, Inc.	528	20,312
Hershey Co. (The)	240	14,218
HJ Heinz Co.	312	15,750
Hormel Foods Corp.	576	15,563
JM Smucker Co. (The)	216	15,744
Kellogg Co.	336	17,872
Kraft Foods, Inc., Class A	744	24,983
Kroger Co. (The)	1,128	24,771
McCormick & Co., Inc.	360	16,618
Safeway, Inc.	1,584	26,342
Sara Lee Corp.	936	15,304
Sysco Corp.	696	18,026
Tyson Foods, Inc., Class A	1,560	27,082
Whole Foods Market, Inc.	432	28,214
Total Food		312,031
Forest Products & Paper–0.3%
International Paper Co.	696	16,182
MeadWestvaco Corp.	744	18,273
Total Forest Products & Paper		34,455
Gas–0.5%
CenterPoint Energy, Inc.	672	13,185

Investments	Shares	Value
Gas–0.5% (continued)
National Fuel Gas Co.	120	$5,841
NiSource, Inc.	984	21,038
Sempra Energy	336	17,304
Total Gas		57,368
Hand/Machine Tools–0.2%
Stanley Black & Decker, Inc.	600	29,460
Healthcare - Products–3.0%
Baxter International, Inc.	528	29,642
Becton Dickinson and Co.	312	22,876
Boston Scientific Corp.*	2,472	14,610
CareFusion Corp.*	1,800	43,110
CR Bard, Inc.	240	21,010
Edwards Lifesciences Corp.*	312	22,239
Henry Schein, Inc.*	456	28,277
Hospira, Inc.*	1,008	37,296
Intuitive Surgical, Inc.*	72	26,228
Johnson & Johnson	240	15,290
Medtronic, Inc.	768	25,528
St Jude Medical, Inc.	696	25,188
Stryker Corp.	456	21,491
Varian Medical Systems, Inc.*	528	27,541
Zimmer Holdings, Inc.*	456	24,396
Total Healthcare - Products		384,722
Healthcare - Services–2.2%
Aetna, Inc.	1,080	39,258
CIGNA Corp.	888	37,243
DaVita, Inc.*	336	21,057
HCA Holdings, Inc.*	1,296	26,127
Humana, Inc.	384	27,928
Laboratory Corp. of America Holdings*	312	24,664
Quest Diagnostics, Inc.	600	29,616
UnitedHealth Group, Inc.	984	45,382
WellPoint, Inc.	480	31,335
Total Healthcare - Services		282,610
Holding Companies - Diversified–0.0%†
Leucadia National Corp.	192	4,355
Home Furnishings–0.3%
Whirlpool Corp.	744	37,133

Investments	Shares	Value
Household Products/Wares–0.6%
Church & Dwight Co., Inc.	576	$25,459
Clorox Co.	264	17,511
Fortune Brands, Inc.*	408	22,065
Kimberly-Clark Corp.	240	17,042
Total Household Products/Wares		82,077
Insurance–3.7%
Aflac, Inc.	1,176	41,101
Allstate Corp. (The)	672	15,920
American International Group, Inc.*	1,776	38,983
AON Corp.	336	14,105
Berkshire Hathaway, Inc., Class B*	168	11,935
Chubb Corp.	576	34,554
CNA Financial Corp.	960	21,571
Hartford Financial Services Group, Inc.	2,112	34,088
Lincoln National Corp.	2,016	31,510
Loews Corp.	168	5,805
Marsh & McLennan Cos., Inc.	696	18,472
MetLife, Inc.	1,320	36,973
Principal Financial Group, Inc.	1,608	36,453
Progressive Corp. (The)	1,104	19,607
Prudential Financial, Inc.	936	43,861
Travelers Cos., Inc. (The)	408	19,882
Unum Group	1,944	40,746
Total Insurance		465,566
Internet–2.4%
Akamai Technologies, Inc.*	1,368	27,196
Amazon.com, Inc.*	96	20,758
eBay, Inc.*	984	29,018
Expedia, Inc.	984	25,338
F5 Networks, Inc.*	360	25,578
Google, Inc., Class A*	96	49,380
Netflix, Inc.*	72	8,148
priceline.com, Inc.*	96	43,148
Symantec Corp.*	1,872	30,514
VeriSign, Inc.	744	21,286
Yahoo!, Inc.*	1,968	25,899
Total Internet		306,263
Iron/Steel–0.1%
Allegheny Technologies, Inc.	96	3,551

Investments	Shares	Value
Iron/Steel–0.1% (continued)
Cliffs Natural Resources, Inc.	96	$4,912
Nucor Corp.	168	5,316
United States Steel Corp.	168	3,698
Total Iron/Steel		17,477
Leisure Time–0.5%
Carnival Corp.	1,344	40,723
Harley-Davidson, Inc.	744	25,542
Total Leisure Time		66,265
Lodging–1.2%
Hyatt Hotels Corp., Class A*	312	9,787
Las Vegas Sands Corp.*	1,416	54,290
Marriott International, Inc., Class A	528	14,383
Starwood Hotels & Resorts Worldwide, Inc.	504	19,565
Wyndham Worldwide Corp.	288	8,211
Wynn Resorts Ltd.	360	41,429
Total Lodging		147,665
Machinery - Construction & Mining–0.6%
Caterpillar, Inc.	504	37,215
Joy Global, Inc.	576	35,931
Total Machinery - Construction & Mining		73,146
Machinery - Diversified–1.3%
Cummins, Inc.	552	45,076
Deere & Co.	384	24,795
Flowserve Corp.	504	37,296
Rockwell Automation, Inc.	648	36,288
Roper Industries, Inc.	360	24,808
Total Machinery - Diversified		168,263
Media–4.3%
AMC Networks, Inc., Class A*	289	9,233
Cablevision Systems Corp., Class A	1,176	18,498
CBS Corp., Class B	1,920	39,130
Charter Communications, Inc., Class A*	144	6,745
Comcast Corp., Class A	1,944	40,630
DIRECTV, Class A*	1,176	49,686
Discovery Communications, Inc., Class A*	1,320	49,658
DISH Network Corp., Class A*	1,152	28,869
Liberty Global, Inc., Class A*	504	18,235
Liberty Media Corp. - Capital, Class A*	72	4,761
McGraw-Hill Cos., Inc. (The)	864	35,424

Investments	Shares	Value
Media–4.3% (continued)
News Corp., Class A	2,280	$35,272
Scripps Networks Interactive, Inc., Class A	960	35,683
Sirius XM Radio, Inc.*	11,058	16,698
Time Warner Cable, Inc.	648	40,610
Time Warner, Inc.	1,440	43,157
Viacom, Inc., Class B	1,056	40,909
Walt Disney Co. (The)	1,176	35,468
Total Media		548,666
Metal Fabricate/Hardware–0.2%
Precision Castparts Corp.	192	29,848
Mining–0.7%
Alcoa, Inc.	456	4,364
Freeport-McMoRan Copper & Gold, Inc.	1,104	33,617
Southern Copper Corp.	1,800	44,982
Total Mining		82,963
Miscellaneous Manufacturing–3.0%
3M Co.	432	31,013
Danaher Corp.	720	30,197
Dover Corp.	744	34,670
Eaton Corp.	1,080	38,340
General Electric Co.	2,544	38,771
Honeywell International, Inc.	912	40,046
Illinois Tool Works, Inc.	792	32,947
ITT Corp.	744	31,248
Pall Corp.	576	24,422
Parker Hannifin Corp.	480	30,302
Textron, Inc.	2,568	45,300
Total Miscellaneous Manufacturing		377,256
Office / Business Equipment–0.3%
Xerox Corp.	4,562	31,797
Oil & Gas–5.8%
Anadarko Petroleum Corp.	456	28,751
Apache Corp.	408	32,738
Cabot Oil & Gas Corp.	168	10,401
Chesapeake Energy Corp.	432	11,038
Chevron Corp.	144	13,323
Cimarex Energy Co.	408	22,726
Concho Resources, Inc.*	648	46,099
ConocoPhillips	144	9,118

Investments	Shares	Value
Oil & Gas–5.8% (continued)
Continental Resources, Inc.*	408	$19,735
Denbury Resources, Inc.*	2,664	30,636
Devon Energy Corp.	288	15,967
Diamond Offshore Drilling, Inc.	816	44,668
EOG Resources, Inc.	528	37,493
EQT Corp.	624	33,297
Exxon Mobil Corp.	312	22,661
Helmerich & Payne, Inc.	432	17,539
Hess Corp.	744	39,030
Linn Energy LLC	576	20,540
Marathon Oil Corp.	216	4,661
Marathon Petroleum Corp.*	98	2,652
Murphy Oil Corp.	600	26,496
Newfield Exploration Co.*	480	19,051
Noble Energy, Inc.	264	18,691
Occidental Petroleum Corp.	408	29,172
Pioneer Natural Resources Co.	528	34,726
QEP Resources, Inc.	528	14,293
Range Resources Corp.	336	19,642
Southwestern Energy Co.*	936	31,197
Valero Energy Corp.	2,280	40,538
Whiting Petroleum Corp.*	960	33,677
Total Oil & Gas		730,556
Oil & Gas Services–1.1%
Baker Hughes, Inc.	720	33,235
Cameron International Corp.*	840	34,894
FMC Technologies, Inc.*	528	19,853
Halliburton Co.	1,128	34,426
National Oilwell Varco, Inc.	408	20,898
Total Oil & Gas Services		143,306
Packaging & Containers–0.7%
Ball Corp.	1,512	46,902
Crown Holdings, Inc.*	1,224	37,467
Total Packaging & Containers		84,369
Pharmaceuticals–3.1%
Abbott Laboratories	720	36,821
Allergan, Inc.	288	23,726
AmerisourceBergen Corp	768	28,623
Bristol-Myers Squibb Co.	288	9,037

Investments	Shares	Value
Pharmaceuticals–3.1% (continued)
Cardinal Health, Inc.	792	$33,169
Express Scripts, Inc.*	816	30,249
McKesson Corp.	360	26,172
Mead Johnson Nutrition Co.	240	16,519
Medco Health Solutions, Inc.*	888	41,638
Merck & Co., Inc.	432	14,131
Mylan, Inc.*	2,304	39,168
Perrigo Co.	360	34,960
Pfizer, Inc.	600	10,608
Watson Pharmaceuticals, Inc.*	792	54,054
Total Pharmaceuticals		398,875
Pipelines–1.7%
Boardwalk Pipeline Partners LP	432	11,076
Buckeye Partners LP	168	10,502
El Paso Corp.	480	8,390
El Paso Pipeline Partners LP	672	23,836
Enbridge Energy Partners LP	312	8,571
Energy Transfer Equity LP	312	10,851
Energy Transfer Partners LP	216	8,858
Enterprise Products Partners LP	288	11,563
Kinder Morgan Energy Partners LP	120	8,206
Kinder Morgan, Inc.*	456	11,806
Magellan Midstream Partners LP	216	13,046
ONEOK Partners LP	288	13,426
ONEOK, Inc.	192	12,680
Plains All American Pipeline LP	216	12,727
Spectra Energy Corp.	768	18,839
Williams Cos., Inc. (The)	720	17,525
Williams Partners LP	288	15,621
Total Pipelines		217,523
Private Equity–0.3%
Blackstone Group LP	3,240	38,815
Real Estate–0.1%
CB Richard Ellis Group, Inc., Class A*	1,056	14,214
Real Estate Investment Trust–1.0%
AvalonBay Communities, Inc.	72	8,212
Boston Properties, Inc.	96	8,554
Digital Realty Trust, Inc.	144	7,943
Equity Residential	168	8,714

Investments	Shares	Value
Real Estate Investment Trust –1.0% (continued)
HCP, Inc.	360	$12,621
Health Care REIT, Inc.	192	8,985
Host Hotels & Resorts, Inc.	552	6,039
Kimco Realty Corp.	456	6,854
Macerich Co. (The)	192	8,185
Plum Creek Timber Co., Inc.	216	7,497
Public Storage	120	13,362
Simon Property Group, Inc.	96	10,558
Ventas, Inc.	192	9,485
Vornado Realty Trust	96	7,163
Weyerhaeuser Co.	432	6,718
Total Real Estate Investment Trust		130,890
Retail–9.3%
Abercrombie & Fitch Co., Class A	744	45,801
AutoZone, Inc.*	144	45,963
Bed Bath & Beyond, Inc.*	672	38,512
Best Buy Co., Inc.	1,704	39,703
CarMax, Inc.*	1,320	31,482
Chipotle Mexican Grill, Inc.*	72	21,812
Costco Wholesale Corp.	264	21,680
CVS Caremark Corp.	960	32,237
Darden Restaurants, Inc.	888	37,962
Dollar General Corp.*	1,488	56,187
Dollar Tree, Inc.*	672	50,474
Family Dollar Stores, Inc.	768	39,060
Gap, Inc. (The)	1,512	24,555
Home Depot, Inc.	1,200	39,444
JC Penney Co., Inc.	1,032	27,637
Kohl's Corp.	1,032	50,671
Lowe's Cos., Inc.	1,992	38,525
Ltd. Brands, Inc.	1,176	45,288
Macy's, Inc.	1,848	48,639
McDonald's Corp.	288	25,292
Nordstrom, Inc.	792	36,179
O'Reilly Automotive, Inc.*	744	49,573
Ross Stores, Inc.	528	41,548
Staples, Inc.	3,434	45,672
Starbucks Corp.	912	34,009
Target Corp.	1,056	51,786

Investments	Shares	Value
Retail–9.3% (continued)
Tiffany & Co.	336	$20,436
TJX Cos., Inc.	888	49,257
Walgreen Co.	864	28,417
Wal-Mart Stores, Inc.*	744	38,614
Yum! Brands, Inc.	456	22,522
Total Retail		1,178,937
Savings & Loans–0.1%
New York Community Bancorp, Inc.	864	10,282
Semiconductors–4.4%
Altera Corp.	888	27,999
Analog Devices, Inc.	1,056	33,000
Applied Materials, Inc.	3,482	36,039
Atmel Corp.*	3,554	28,681
Broadcom Corp., Class A	1,632	54,329
Intel Corp.	2,232	47,609
KLA-Tencor Corp.	1,248	47,773
Lam Research Corp.*	1,080	41,018
Linear Technology Corp.	1,032	28,535
Maxim Integrated Products, Inc.	1,392	32,475
Microchip Technology, Inc.	936	29,119
Micron Technology, Inc.*	4,538	22,871
NVIDIA Corp.*	2,664	33,300
Rovi Corp.*	816	35,072
Texas Instruments, Inc.	1,080	28,782
Xilinx, Inc.	936	25,684
Total Semiconductors		552,286
Software–4.0%
Activision Blizzard, Inc.	3,264	38,842
Adobe Systems, Inc.*	1,104	26,684
Autodesk, Inc.*	912	25,335
BMC Software, Inc.*	792	30,539
CA, Inc.	2,256	43,789
Cerner Corp.*	384	26,312
Citrix Systems, Inc.*	192	10,470
Electronic Arts, Inc.*	912	18,650
Fidelity National Information Services, Inc.	1,488	36,188
Fiserv, Inc.*	624	31,680
Informatica Corp.*	312	12,776
Intuit, Inc.*	624	29,603

Investments	Shares	Value
Software–4.0% (continued)
Microsoft Corp.	2,160	$53,762
Nuance Communications, Inc.*	2,064	42,023
Oracle Corp.	1,440	41,386
Red Hat, Inc.*	360	15,214
Salesforce.com, Inc.*	72	8,228
VMware, Inc., Class A*	192	15,433
Total Software		506,914
Telecommunications–2.7%
American Tower Corp., Class A*	264	14,203
AT&T, Inc.	456	13,005
Cisco Systems, Inc.	3,168	49,072
Corning, Inc.	2,448	30,257
Harris Corp.	912	31,163
Juniper Networks, Inc.*	1,536	26,512
MetroPCS Communications, Inc.*	3,410	29,701
Motorola Mobility Holdings, Inc.*	768	29,015
Motorola Solutions, Inc.	984	41,230
NII Holdings, Inc.*	1,320	35,574
Qualcomm, Inc.	600	29,178
Verizon Communications, Inc.	384	14,131
Total Telecommunications		343,041
Toys/Games/Hobbies–0.4%
Hasbro, Inc.	624	20,349
Mattel, Inc.	1,008	26,097
Total Toys/Games/Hobbies		46,446
Transportation–2.1%
CH Robinson Worldwide, Inc.	240	16,433
CSX Corp.	1,728	32,262
Expeditors International of Washington, Inc.	408	16,544
FedEx Corp.	456	30,862
JB Hunt Transport Services, Inc.	816	29,474
Kansas City Southern*	984	49,161
Norfolk Southern Corp.	528	32,218
Union Pacific Corp.	432	35,281
United Parcel Service, Inc., Class B	432	27,281
Total Transportation		269,516
Total Common Stocks (Cost $15,441,171)		12,376,645

Investments	Shares	Value
FOREIGN STOCKS–1.2%
Agriculture–0.2%
Bunge Ltd. (Bermuda)	576	$33,575
Diversified Financial Services–0.2%
Invesco Ltd. (Bermuda)	1,872	29,035
Leisure Time–0.3%
Royal Caribbean Cruises Ltd. (Liberia)	1,632	35,316
Oil & Gas–0.2%
Ultra Petroleum Corp.* (Canada)	936	25,946
Oil & Gas Services–0.2%
Schlumberger Ltd. (Curacao)	360	21,503
Real Estate–0.1%
Brookfield Office Properties, Inc. (Canada)	840	11,567
Total Foreign Stocks (Cost $238,540)		156,942
MONEY MARKET FUND–1.4%
Fidelity Institutional Money Market Prime (Cost $180,442)	180,442	180,442
Total Investments–100.0% (Cost $15,860,153)		12,714,029
Liabilities in Excess of Other Assets–(0.0%)†		(11,069)
Net Assets–100.0%		$12,702,960

*	Non-income producing security

†	Less than 0.05%

REIT	Real Estate Investment Trust

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

September 30, 2011 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–98.7%
Advertising–0.5%
Publicis Groupe SA (France)(a)	1,393	$29,253
WPP PLC (Channel Islands)(a)	697	32,097
Total Advertising		61,350
Aerospace/Defense–0.6%
European Aeronautic Defence and Space Co. NV (Netherlands)(a)	1,606	45,418
Rolls-Royce Holdings PLC (United Kingdom)(a)	504	23,133
Total Aerospace/Defense		68,551
Agriculture–0.4%
Imperial Tobacco Group PLC (United Kingdom)(a)	648	43,481
Airlines–2.7%
Air China Ltd. (China)(a)	2,063	28,593
All Nippon Airways Co. Ltd. (Japan)(a)	12,600	79,254
Cathay Pacific Airways Ltd. (Hong Kong)(a)	7,632	61,209
International Consolidated Airlines Group SA (Spain)* (a)	5,416	63,476
Ryanair Holdings PLC (Ireland)(a)	2,710	69,782
Singapore Airlines Ltd. (Singapore)(a)	718	12,565
Total Airlines		314,879
Apparel–0.4%
Burberry Group PLC (United Kingdom)(a)	1,343	49,691
Auto Manufacturers–2.2%
Daimler AG (Germany)(a)	1,176	52,332
Fiat SpA (Italy)(a)	6,961	38,286
Nissan Motor Co. Ltd. (Japan)(a)	1,680	29,484
Tata Motors Ltd. (India)(a)	5,298	81,483
Toyota Motor Corp. (Japan)(a)	863	58,908
Total Auto Manufacturers		260,493
Auto Parts & Equipment–1.9%
Bridgestone Corp. (Japan)(a)	2,448	110,772
Cie Generale des Etablissements Michelin (France)(a)	4,032	48,303
Weichai Power Co. Ltd. (China)(a)	3,180	56,954
Total Auto Parts & Equipment		216,029

Investments	Shares	Value
Banks–15.0%
Akbank TAS (Turkey)(a)	3,817	$29,200
Australia & New Zealand Banking Group Ltd. (Australia)(a)	1,393	25,882
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	2,278	18,520
Banco Bradesco SA (Brazil)(a)	2,566	37,951
Banco de Chile (Chile)(a)	1,057	73,831
Banco do Brasil SA (Brazil)(a)	4,103	53,216
Banco Santander Chile (Chile)(a)	529	38,871
Banco Santander SA (Spain)(a)	7,847	63,090
Bank Mandiri Tbk PT (Indonesia)(a)	11,543	80,224
Bank of China Ltd. (China)(a)	6,313	48,105
Bank of East Asia Ltd. (Hong Kong)(a)	8,662	26,765
Barclays PLC (United Kingdom)(a)	4,969	48,597
BNP Paribas SA (France)(a)	2,087	41,114
BOC Hong Kong Holdings Ltd. (Hong Kong)(a)	1,006	42,855
China Construction Bank Corp. (China)(a)	5,303	63,106
Commonwealth Bank of Australia (Australia)(a)	242	10,672
Credit Agricole SA (France)(a)	16,204	54,931
Credit Suisse Group AG (Switzerland)(a)	1,391	36,500
Danske Bank A/S (Denmark)(a)	13,249	93,538
DBS Group Holdings Ltd. (Singapore)(a)	1,417	50,658
Grupo Financiero Banorte SAB de CV (Mexico)(a)	4,176	60,427
Hang Seng Bank Ltd. (Hong Kong)(a)	3,505	41,254
HSBC Holdings PLC (United Kingdom)(a)	1,968	74,863
ICICI Bank Ltd. (India)(a)	1,295	44,962
Industrial & Commercial Bank of China (China)(a)	5,471	52,522
Intesa Sanpaolo SpA (Italy)(a)	5,255	49,922
Itau Unibanco Holding SA (Brazil)(a)	2,615	40,585
Julius Baer Group Ltd. (Switzerland)(a)	7,486	50,306
Lloyds Banking Group PLC (United Kingdom)* (a)	18,982	39,672
National Australia Bank Ltd. (Australia)(a)	1,199	25,359
Nedbank Group Ltd. (South Africa)(a)	3,646	60,779
Sberbank of Russia (Russia)(a)	8,063	69,342
Societe Generale SA (France)(a)	10,635	55,621
Standard Bank Group Ltd. (South Africa)(a)	1,920	43,738
Swedbank AB (Sweden)(a)	6,120	67,320
United Overseas Bank Ltd. (Singapore)(a)	1,438	36,468
Total Banks		1,750,766
Beverages–2.1%
Anheuser-Busch InBev NV (Belgium)(a)	1,030	54,569

Investments	Shares	Value
Beverages–2.1% (continued)
Coca-Cola Hellenic Bottling Co. SA (Greece)* (a)	1,633	$29,231
Diageo PLC (United Kingdom)(a)	337	25,588
Fomento Economico Mexicano SAB de CV (Mexico)(a)	431	27,938
Heineken NV (Netherlands)(a)	2,015	44,592
Kirin Holdings Co. Ltd. (Japan)(a)	1,728	22,395
SABMiller PLC (United Kingdom)(a)	1,367	44,209
Total Beverages		248,522
Biotechnology–0.2%
CSL Ltd. (Australia)(a)	1,585	22,507
Building Materials–1.1%
CRH PLC (Ireland)(a)	3,670	56,922
Holcim Ltd. (Switzerland)(a)	2,470	26,157
Lafarge SA (France)(a)	5,209	45,110
Total Building Materials		128,189
Chemicals–1.7%
Air Liquide SA (France)(a)	650	15,184
Asahi Kasei Corp. (Japan)(a)	4,967	59,256
Israel Chemicals Ltd. (Israel)(a)	4,390	50,529
Syngenta AG (Switzerland)(a)	215	11,152
Yara International ASA (Norway)(a)	1,486	57,508
Total Chemicals		193,629
Coal–0.4%
China Shenhua Energy Co. Ltd. (China)(a)	482	18,822
Yanzhou Coal Mining Co. Ltd. (China)(a)	1,176	24,814
Total Coal		43,636
Commercial Services–1.2%
Adecco SA (Switzerland)(a)	3,424	67,590
Atlantia SpA (Italy)(a)	1,294	9,394
Experian PLC (Ireland)(a)	3,455	38,420
Secom Co. Ltd. (Japan)(a)	1,536	18,432
Total Commercial Services		133,836
Computers–0.9%
Cap Gemini SA (France)(a)	2,542	42,502
Fujitsu Ltd. (Japan)(a)	2,446	57,139
Total Computers		99,641
Distribution/Wholesale–4.3%
ITOCHU Corp. (Japan)(a)	4,750	90,345
Li & Fung Ltd. (Bermuda)(a)	10,537	35,721

Investments	Shares	Value
Distribution/Wholesale–4.3% (continued)
Marubeni Corp. (Japan)(a)	1,439	$80,253
Mitsubishi Corp. (Japan)(a)	1,319	53,288
Mitsui & Co. Ltd. (Japan)(a)	321	92,400
Sumitomo Corp. (Japan)(a)	6,240	77,126
Wolseley PLC (United Kingdom)(a)	28,655	71,064
Total Distribution/Wholesale		500,197
Diversified Financial Services–3.3%
Deutsche Boerse AG (Germany)(a)	7,849	39,245
KB Financial Group, Inc. (South Korea)(a)	2,416	79,148
Macquarie Group Ltd. (Australia)(a)	1,873	40,476
Nomura Holdings, Inc. (Japan)(a)	13,897	49,473
ORIX Corp. (Japan)(a)	1,945	75,330
Shinhan Financial Group Co. Ltd. (South Korea)(a)	862	58,995
Woori Finance Holdings Co. Ltd. (South Korea)(a)	1,582	40,088
Total Diversified Financial Services		382,755
Electric–3.6%
Cia Energetica de Minas Gerais (Brazil)(a)	719	10,670
CLP Holdings Ltd. (Hong Kong)(a)	5,520	49,625
CPFL Energia SA (Brazil)(a)	438	9,702
Datang International Power Generation Co. Ltd. (China)(a)	10,561	53,650
EDF SA (France)(a)	9,768	56,068
EDP - Energias de Portugal SA (Portugal)(a)	455	13,937
GDF Suez (France)(a)	934	27,964
Huaneng Power International, Inc. (China)(a)	1,246	20,970
International Power PLC (United Kingdom)(a)	1,391	65,933
Kansai Electric Power Co., Inc. (The) (Japan)(a)	3,936	33,456
Korea Electric Power Corp. (South Korea)* (a)	7,006	59,551
Verbund AG (Austria)(a)	3,816	22,209
Total Electric		423,735
Electrical Components & Equipment–1.1%
Hitachi Ltd. (Japan)(a)	335	16,556
Mitsubishi Electric Corp. (Japan)(a)	3,527	62,463
Schneider Electric SA (France)(a)	4,633	50,222
Total Electrical Components & Equipment		129,241
Electronics–2.1%
Hoya Corp. (Japan)(a)	1,295	30,148
Koninklijke Philips Electronics NV (Netherlands)	2,232	40,042
Kyocera Corp. (Japan)(a)	838	69,797
Murata Manufacturing Co. Ltd. (Japan)(a)	6,654	89,230

Investments	Shares	Value
Electronics–2.1% (continued)
Toshiba Corp. (Japan)(a)	745	$18,342
Total Electronics		247,559
Engineering & Construction–1.0%
ABB Ltd. (Switzerland)(a)	1,752	29,924
China Railway Construction Corp. Ltd. (China)(a)	12,168	51,737
China Railway Group Ltd. (China)(a)	7,439	37,746
Total Engineering & Construction		119,407
Food–3.6%
BRF - Brasil Foods SA (Brazil)(a)	5,400	94,662
Carrefour SA (France)* (a)	9,961	44,028
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)(a)	1,751	53,896
Danone (France)(a)	1,441	17,897
Delhaize Group SA (Belgium)(a)	239	13,967
J Sainsbury PLC (United Kingdom)(a)	2,158	36,384
Koninklijke Ahold NV (Netherlands)(a)	3,839	44,494
Tesco PLC (United Kingdom)(a)	2,425	43,141
Tingyi Cayman Islands Holding Corp. (Cayman Islands)(a)	289	14,161
Unilever NV (Netherlands)	362	11,399
WM Morrison Supermarkets PLC (United Kingdom)(a)	2,111	47,286
Total Food		421,315
Food Service–0.2%
Compass Group PLC (United Kingdom)(a)	2,761	22,143
Forest Products & Paper–1.0%
Svenska Cellulosa AB (Sweden)(a)	5,422	65,877
UPM-Kymmene OYJ (Finland)(a)	4,825	54,957
Total Forest Products & Paper		120,834
Gas–0.5%
Perusahaan Gas Negara PT (Indonesia)(a)	4,129	60,160
Hand/Machine Tools–0.3%
Sandvik AB (Sweden)(a)	3,048	35,204
Healthcare - Products–0.2%
Smith & Nephew PLC (United Kingdom)(a)	385	17,206
Holding Companies - Diversified–1.5%
China Merchants Holdings International Co. Ltd. (Hong Kong)(a)	671	17,849
China Resources Enterprise Ltd. (Hong Kong)(a)	4,753	31,607
Hutchison Whampoa Ltd. (Hong Kong)(a)	5,057	74,591

Investments	Shares	Value
Holding Companies - Diversified–1.5% (continued)
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	504	$13,371
Swire Pacific Ltd. (Hong Kong)(a)	3,958	39,342
Total Holding Companies - Diversified		176,760
Home Furnishings–0.7%
Sony Corp. (Japan)(a)	4,457	84,683
Insurance–3.3%
AIA Group Ltd. (Hong Kong)* (a)	3,143	35,327
Aviva PLC (United Kingdom)(a)	5,087	47,563
AXA SA (France)(a)	4,175	54,901
China Life Insurance Co. Ltd. (China)(a)	792	28,124
ING Groep NV (Netherlands)* (a)	8,759	61,751
Ping An Insurance Group Co. (China)(a)	1,897	21,152
Prudential PLC (United Kingdom)(a)	2,209	37,686
Sampo OYJ, Class A (Finland)(a)	4,153	52,826
Zurich Financial Services AG (Switzerland)* (a)	2,326	48,823
Total Insurance		388,153
Internet–0.6%
Baidu, Inc. (China)* (a)	338	36,135
Tencent Holdings Ltd. (Cayman Islands)(a)	1,344	27,915
Total Internet		64,050
Iron/Steel–2.0%
Cia Siderurgica Nacional SA (Brazil)(a)	5,569	44,218
Fortescue Metals Group Ltd. (Australia)(a)	2,929	60,864
Gerdau SA (Brazil)(a)	11,114	79,243
Mechel (Russia)(a)	4,290	43,715
Total Iron/Steel		228,040
Leisure Time–0.3%
Carnival PLC (United Kingdom)(a)	1,199	36,917
Lodging–2.1%
Galaxy Entertainment Group Ltd. (Hong Kong)(a)	4,462	64,431
Genting Berhad (Malaysia)(a)	4,295	70,868
Sands China Ltd. (Cayman Islands)* (a)	2,831	66,189
Wynn Macau Ltd. (Cayman Islands)(a)	1,825	43,617
Total Lodging		245,105
Machinery - Construction & Mining–1.5%
Atlas Copco AB, Class B (Sweden)(a)	2,880	44,899
Komatsu Ltd. (Japan)(a)	3,540	76,004
United Tractors Tbk PT (Indonesia)(a)	1,030	48,812

Investments	Shares	Value
Machinery - Construction & Mining–1.5% (continued)
Total Machinery - Construction & Mining		$169,715
Machinery - Diversified–0.6%
Alstom SA (France)(a)	7,966	25,252
Metso OYJ (Finland)(a)	1,705	49,820
Total Machinery - Diversified		75,072
Media–0.9%
British Sky Broadcasting Group PLC (United Kingdom)(a)	1,104	45,551
Grupo Televisa SA (Mexico)(a)	767	14,105
Naspers Ltd., Class N (South Africa)(a)	864	37,196
Reed Elsevier PLC (United Kingdom)(a)	360	10,951
Total Media		107,803
Metal Fabricate/Hardware–1.3%
Assa Abloy AB (Sweden)(a)	4,054	41,432
SKF AB (Sweden)(a)	3,143	59,560
Tenaris SA (Luxembourg)(a)	1,776	45,199
Total Metal Fabricate/Hardware		146,191
Mining–5.9%
Anglo American Platinum Ltd. (South Africa)(a)	2,089	23,292
Anglo American PLC (United Kingdom)(a)	4,177	71,343
AngloGold Ashanti Ltd. (South Africa)(a)	2,767	114,443
Antofagasta PLC (United Kingdom)(a)	2,160	61,798
BHP Billiton Ltd. (Australia)(a)	865	57,471
Cia de Minas Buenaventura SA (Peru)(a)	2,182	82,349
Newcrest Mining Ltd. (Australia)(a)	1,536	50,473
Norsk Hydro ASA (Norway)(a)	13,416	61,713
Rio Tinto PLC (United Kingdom)(a)	1,585	69,867
Sterlite Industries India Ltd. (India)(a)	4,991	45,967
Xstrata PLC (United Kingdom)(a)	21,312	52,214
Total Mining		690,930
Miscellaneous Manufacturing–0.3%
FUJIFILM Holdings Corp. (Japan)(a)	1,008	23,305
Olympus Corp. (Japan)(a)	434	13,411
Total Miscellaneous Manufacturing		36,716
Office/Business Equipment–0.5%
Ricoh Co. Ltd. (Japan)(a)	1,510	63,646
Oil & Gas–8.2%
BG Group PLC (United Kingdom)(a)	503	47,986
BP PLC (United Kingdom)(a)	1,560	56,269

Investments	Shares	Value
Oil & Gas–8.2% (continued)
Cairn Energy PLC (United Kingdom)* (a)	2,302	$20,120
China Petroleum & Chemical Corp. (China)(a)	410	39,278
CNOOC Ltd. (Hong Kong)(a)	313	50,174
Ecopetrol SA (Colombia)(a)	1,921	77,397
ENI SpA (Italy)(a)	1,680	59,018
Ensco PLC (United Kingdom)(a)	410	16,576
PetroChina Co. Ltd. (China)(a)	360	43,376
Petroleo Brasileiro SA (Brazil)(a)	934	20,968
PTT Exploration & Production PCL (Thailand)(a)	5,688	50,851
Repsol YPF SA (Spain)(a)	2,879	75,603
Royal Dutch Shell PLC (United Kingdom)(a)	1,337	82,252
Sasol Ltd. (South Africa)(a)	1,703	69,142
Statoil ASA (Norway)(a)	3,527	76,007
Total SA (France)(a)	1,175	51,547
Tullow Oil PLC (United Kingdom)(a)	11,254	112,878
Total Oil & Gas		949,442
Oil & Gas Services–1.3%
China Oilfield Services Ltd. (China)(a)	911	23,650
Petrofac Ltd. (United Kingdom)(a)	4,033	38,515
Subsea 7 SA (Luxembourg)* (a)	3,336	63,884
Technip SA (France)(a)	1,511	30,114
Total Oil & Gas Services		156,163
Packaging & Containers–0.3%
Amcor Ltd. (Australia)(a)	1,150	30,923
Pharmaceuticals–1.6%
GlaxoSmithKline PLC (United Kingdom)(a)	1,102	45,502
Novo Nordisk A/S (Denmark)(a)	241	23,985
Roche Holding AG (Switzerland)(a)	769	30,929
Shire PLC (Channel Islands)(a)	410	38,511
Teva Pharmaceutical Industries Ltd. (Israel)(a)	1,224	45,557
Total Pharmaceuticals		184,484
Real Estate–1.4%
CapitaLand Ltd. (Singapore)(a)	13,177	48,623
Cheung Kong Holdings Ltd. (Hong Kong)(a)	1,824	19,608
Hang Lung Properties Ltd. (Hong Kong)(a)	982	14,484
Henderson Land Development Co. Ltd. (Hong Kong)(a)	4,703	21,211
Sun Hung Kai Properties Ltd. (Hong Kong)(a)	4,920	56,039
Total Real Estate		159,965

Investments	Shares	Value
Retail–2.8%
Aeon Co. Ltd. (Japan)(a)	3,431	$45,701
Belle International Holdings Ltd. (Cayman Islands)(a)	407	35,307
Cie Financiere Richemont SA (Switzerland)(a)	9,599	42,428
Inditex SA (Spain)(a)	1,176	20,415
Kingfisher PLC (United Kingdom)(a)	7,848	59,174
Marks & Spencer Group PLC (United Kingdom)(a)	2,761	26,478
Swatch Group AG (The) (Switzerland)(a)	2,136	35,287
Wal-Mart de Mexico SAB de CV (Mexico)(a)	1,008	23,234
Wesfarmers Ltd. (Australia)(a)	2,472	37,451
Total Retail		325,475
Semiconductors–2.0%
ASML Holding NV (Netherlands)	2,518	86,972
Infineon Technologies AG (Germany)(a)	6,191	45,752
STMicroelectronics NV (Netherlands)	7,126	46,319
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	5,110	58,407
Total Semiconductors		237,450
Software–0.6%
Amadeus IT Holding SA (Spain)* (a)	3,649	56,341
Dassault Systemes SA (France)(a)	218	15,456
Total Software		71,797
Telecommunications–4.5%
Alcatel-Lucent (France)* (a)	3,814	10,794
America Movil SAB de CV, Series L (Mexico)(a)	602	13,292
BT Group PLC (United Kingdom)(a)	1,056	28,132
China Telecom Corp. Ltd. (China)(a)	336	20,795
China Unicom Hong Kong Ltd. (Hong Kong)(a)	1,441	29,396
Mobile Telesystems OJSC (Russia)(a)	1,078	13,259
MTN Group Ltd. (South Africa)(a)	2,928	48,019
Softbank Corp. (Japan)(a)	4,847	70,379
Telefonaktiebolaget LM Ericsson (Sweden)(a)	4,537	43,328
Telekomunikasi Indonesia Tbk PT (Indonesia)(a)	721	23,844
Telenor ASA (Norway)(a)	1,393	64,705
Telstra Corp. Ltd. (Australia)(a)	1,751	26,265
Tim Participacoes SA (Brazil)(a)	1,291	30,416
Turkcell Iletisim Hizmetleri AS (Turkey)* (a)	840	9,475
VimpelCom Ltd. (Bermuda)(a)	6,670	63,565
Vivendi SA (France)(a)	1,390	28,189
Total Telecommunications		523,853

Investments	Shares	Value
Textiles–0.3%
Toray Industries, Inc. (Japan)(a)	480	$33,245
Toys/Games/Hobbies–0.6%
Nintendo Co. Ltd. (Japan)(a)	3,648	66,211
Transportation–0.7%
Deutsche Post AG (Germany)(a)	4,126	53,225
East Japan Railway Co. (Japan)(a)	2,496	24,935
Total Transportation		78,160
Water–0.4%
Suez Environnement Co. (France)(a)	5,376	37,041
Veolia Environnement SA (France)(a)	766	11,153
Total Water		48,194
Total Common Stocks (Cost $15,616,154)		11,494,099
MONEY MARKET FUND–1.3%
Fidelity Institutional Money Market Prime (Cost $145,555)	145,555	145,555
Total Investments–100.0% (Cost $15,761,709)		11,639,654
Other Assets in Excess of Liabilities–0.0%		676
Net Assets–100.0%		$11,640,330

*	Non-income producing security

(a)	American Depositary Receipt

ADVISORSHARES TRUST
MADRONA GLOBAL BOND EFT
Schedule of Investments

September 30, 2011 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.9%
Asset Allocation Fund–3.6%
SPDR Barclays Capital Convertible Securities ETF	14,904	$531,029
Debt Funds–92.6%
iShares iBoxx $ High Yield Corporate Bond Fund	22,200	1,836,606
iShares iBoxx $ Investment Grade Corporate Bond Fund	24,360	2,736,602
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	5,940	621,502
PIMCO 1-5 Year US TIPS Index Fund	20,660	1,095,393
PowerShares Build America Bond Portfolio	22,508	648,681
PowerShares Emerging Markets Sovereign Debt Portfolio	22,340	583,968
PowerShares Insured National Municipal Bond Portfolio	20,749	503,163
PowerShares International Corporate Bond Portfolio	42,404	1,116,497
SPDR DB International Government Inflation-Protected Bond ETF	7,890	451,387
Vanguard Intermediate-Term Government Bond ETF	11,904	777,212
Vanguard Long-Term Government Bond ETF	9,576	716,572
Vanguard Mortgage-Backed Securities ETF	31,012	1,607,662
Vanguard Short-Term Bond ETF	5,944	483,961
Vanguard Short-Term Government Bond ETF	9,840	601,618
Total Debt Funds		13,780,824
Equity Fund–3.7%
PowerShares Financial Preferred Portfolio	34,072	549,922
Total Exchange Traded Funds
(Cost $15,020,772)		14,861,775
MONEY MARKET FUND–0.2%
Fidelity Institutional Money Market Prime
(Cost $26,016)	26,016	26,016
Total Investments–100.1%
(Cost $15,046,788)		14,887,791
Liabilities in Excess of Other Assets–(0.1%)		(16,957)
Net Assets–100.0%		$14,870,834

ETF	- Exchange Traded Fund
TIPS	- Treasury Inflation Protection Security

ADVISORSHARES TRUST
MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

September 30, 2011 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–54.3%
Debt Funds–54.3%
iShares Barclays 7-10 Year Treasury Bond Fund	1,236	$129,867
SPDR Barclays Capital 1-3 Month T-Bill ETF*	23,498	1,077,383
Vanguard Intermediate-Term Bond ETF	1,416	124,084
Total Debt Funds		1,331,334
Total Exchange Traded Funds
(Cost $1,317,888)		1,331,334
MONEY MARKET FUND–46.3%
Dreyfus Institutional Reserves Treasury Fund
(Cost $1,133,910)	1,133,910	1,133,910
Total Investments–100.6%
(Cost $2,451,798)		2,465,244
Liabilities in Excess of Other Assets–(0.6%)		(13,994)
Net Assets–100.0%		$2,451,250

ETF	- Exchange Traded Fund
*	- Non-income producing security

The Funds utilizes various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Funds’ assets carried at fair value:

	Dent Tactical ETF	Mars Hill Global Relative Value ETF	Cambria Global Tactical ETF	WCM/BNY Mellon Focused Growth ADR ETF	Peritus High Yield ETF
Assets
Level 1
Exchange Traded Funds	5,111,484	1,106,656	154,746,258	-	-
Common Stocks	-	-	-	7,858,119	-
Money Market Fund	10,355,448	-	13,322,101	481,849	2,335,977
Level 2
Corporate Bonds	-	-	-	-	54,878,350
Foreign Bonds	-	-	-	-	-
Other Investments †	-	127,107	-	-	-
Level 3	-	-	-	-	-
Liabilities
Level 1
Exchange Traded Funds	-	-	-	-	-
Common Stocks	-	-	-	-	-
Money Market Fund	-	-	-	-	-
Level 2
Corporate Bonds	-	-	-	-	-
Foreign Bonds	-	-	-	-	-
Other Investments †		-
Level 3	-	-	-	-	-
Total	15,466,932	1,233,763	168,068,359	8,339,968	57,214,327

† Derivative instruments, including swap contracts, are valued at the net unrealized gain(loss) on the instrument.

The Funds did not hold any Level 3 securities druing the period reported.

	Active Bear ETF	Madrona Domestic ETF	Madrona International ETF	Madrona Global Bond ETF	Meidell Tactical Advantage ETF
Assets
Level 1
Exchange Traded Funds	-	-	-	14,861,775	1,331,334
Common Stocks	-	12,533,587	11,494,099	-	-
Money Market Fund	45,540,612	180,442	145,555	26,016	1,133,910
Level 2
Corporate Bonds	-	-	-	-	-
Foreign Bonds	-	-	-	-	-
Other Investments †	-	-	-	-	-
Level 3	-	-	-	-	-
Liabilities
Level 1
Exchange Traded Funds	-	-	-	-	-
Common Stocks	(75,898,375)	-	-	-	-
Money Market Fund	-	-	-	-	-
Level 2
Corporate Bonds	-	-	-	-	-
Foreign Bonds	-	-	-	-	-
Other Investments †
Level 3	-	-	-	-	-
Total	(30,357,763)	12,714,029	11,639,654	14,887,791	2,465,244

† Derivative instruments, including swap contracts, are valued at the net unrealized gain(loss) on the instrument.

The Funds did not hold any Level 3 securities druing the period reported.

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation) on Swaps
Dent Tactical ETF	$15,449,275	$48,888	$(31,231)	$17,657	$-
Mars Hill Global Relative Value ETF	1,768,724	234,424	(896,492)	(662,068)	127,107
Cambria Global Tactical ETF	167,485,261	1,277,638	(694,540)	583,098	-
WCM/BNY Mellon Focused Growth ADR ETF	9,189,211	70,645	(919,888)	(849,243)	-
Peritus High Yield ETF	61,855,920	8,703	(4,650,296)	(4,641,593)	-
Active Bear ETF	(35,292,944)	5,584,421	(649,239)	4,935,182	-
Madrona Domestic ETF	15,860,153	88,737	(3,234,861)	(3,146,124)	-
Madrona International ETF	15,761,709	10,157	(4,132,212)	(4,122,055)	-
Madrona Global Bond ETF	15,046,788	339,443	(498,440)	(158,997)	-
Meidell Tactical Advantage ETF	2,451,798	(403)	13,849	13,446	-

Item 2.	Controls and Procedures.

(a)
The Registrant’s Principal Executive and Treasurer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each Principal Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By:	/s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date:	November 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date:	November 25, 2011

By:	/s/ Dan Ahrens
Dan Ahrens
Treasurer

Date:	November 25, 2011